Interests in Joint Ventures (Details)	12 Months Ended
Jun. 30, 2023
Interests in Joint Ventures (Details) [Line Items]
Interest rate	50.00%
Bottom of range [Member] | Body Composition Technologies Pte Limited [Member]
Interests in Joint Ventures (Details) [Line Items]
Interest rate	50.00%